Sep. 28, 2022
VanEck Durable High Dividend ETF
VanEck Durable High Dividend ETF
SUPPLEMENT DATED SEPTEMBER 28, 2022 TO
THE PROSPECTUS DATED FEBRUARY 1, 2022, as supplemented,
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

IMPORTANT NOTICE REGARDING NAME CHANGE

This Supplement updates certain information contained in the above-dated Prospectus and the current Statement of Additional Information for VanEck® ETF Trust (the “Trust”) regarding VanEck Morningstar Durable Dividend ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
Effective immediately, all references to “VanEck Morningstar Durable Dividend ETF” are hereby deleted and replaced with “VanEck Durable High Dividend ETF.”
Please retain this supplement for future reference.